Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution of net consolidated revenues by segment
Net revenue	€ 4,318,073	€ 4,049,830	€ 3,934,563
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	4,318,073	4,049,830	3,934,563
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	(34,784)	(31,386)	(25,386)
Bioscience | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	3,429,785	3,195,424	3,032,111
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	732,369	691,701	716,838
Hospital | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	105,649	102,251	96,245
Bio supplies
Distribution of net consolidated revenues by segment
Net revenue	66,791	24,387	24,466
Bio supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	66,791	57,239	24,466
Others
Distribution of net consolidated revenues by segment
Net revenue	18,263	34,602	90,289
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 18,263	€ 34,601	€ 90,289